Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	$ 557	$ 474	$ 1,677	$ 1,462
Income before income taxes	(43)	(36)	(75)	(45)
Net cash provided by operating activities			$ 2	0
Pacific Iron Products
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage			50.00%
Viance
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage			50.00%
Consolidated VIE's
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	18	29	$ 67	79
Income before income taxes	0	5	5	11
Net cash provided by operating activities	$ 2	$ 5	$ 10	$ 12